F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY
DISCIPLINED
EQUITY FUND






[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.






(registered trademark)
82 Devonshire Street, Boston, MA 02109
FDE-profile-1098
[Insert item Code number]
INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Disciplined Equity seeks capital growth. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Normally maintaining similar industry diversification to the S&P 500.
(small solid bullet) Using computer-aided, quantitative analysis of historical earnings, dividend yield, earnings per share and other factors supported by fundamental research to select investments. PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and sem-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.


Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.








YEAR-BY-YEAR RETURNS

DISCIPLINED EQUITY

CALENDAR YEARS      1989  1990  1991  1992  1993  1994  1995  1996  1997

                    %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIODS SHOWN IN THE CHART FOR DISCIPLINED EQUITY, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).


AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 1998  PAST 1  PAST 5
                                          YEAR    YEARS   LIFE OF FUNDA

DISCIPLINED EQUITY                         %       %       %

S&P 500(REGISTERED TRADEMARK)              %       %       %

LIPPER GROWTH FUNDS AVERAGE                %       %       %

A From January 1, 1989.
Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES AND REINVESTED DISTRIBUTIONS  NONE

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                    NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)     $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may purchase shares of the fund after reading this profile or you may request a prospectus to review before investing. If you purchase shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To purchase shares, fill out an application and mail it with a check to the address listed on the application. You may also purchase shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID.
The minimum initial investment amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250 and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, account features and policies may differ.
Selling Shares
You may redeem all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Brad Lewis is Vice President and manager of Disciplined Equity, which he has managed since December 1988. He also manages other Fidelity funds. Mr. Lewis joined Fidelity in 1985.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design and TouchTone Xpress are registered trademarks of FMR Corp.

F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)
FIDELITY TECHNOQUANTGROWTH FUND


SM
SM
SM



[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.









(registered trademark)
82 Devonshire Street, Boston, MA 02109
FTQ-profile -1098
[Insert item Code number]

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. TechnoQuant Growth seeks capital growth. PRINCIPAL INVESTMENT STRATEGIES. FMR's principal investment strategies include:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using computer-aided, quantitative analysis of technical factors such as price and volume information as well as fundamental factors to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the fund's performance over the past year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.









YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of TechnoQuant
Growth's front-end sales charge If the effect of the sales charge was reflected, returns would be lower than those shown.





TECHNOQUANT GROWTH

CALENDAR YEARS      1997

                    %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIOD[S] SHOWN IN THE CHART FOR TECHNOQUANT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN
FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).


AVERAGE ANNUAL RETURNS
The returns in the table include the effect of TechnoQuant Growth's front-end sales charge.
FOR THE PERIODS ENDED SEPTEMBER 30, 1998   PAST 1  LIFE OF FUNDA
                                           YEAR

TECHNOQUANT GROWTH                          %       %

S&P 500(REGISTERED TRADEMARK)               %       %

LIPPER CAPITAL APPRECIATION FUNDS AVERAGE   %       %

A From January 1, 1997.
Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
Lipper Capital Appreciation Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%A

SALES CHARGE (LOAD) ON REINVESTED DISTRIBUTIONS                      NONE

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              0.75%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

ALower sales charges may be available for accounts over $250,000.
FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                        %

DISTRIBUTION (12B-1) FEE              NONE

OTHER EXPENSES                        %

TOTAL ANNUAL FUND OPERATING EXPENSES  %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be WAIVED for certain individual or institutional investors, including investors through retirement accounts.
                      SALES CHARGE

RANGES                AS A % OF OFFERING PRICE

$0 - 249,999          3.00%

$250,000 - 499,999    2.00%

$500,000 - 999,999    1.00%

$1,000,000 - OR MORE  NONE

To qualify for a sales charge reduction or waiver you must notify Fidelity in advance of your purchase.
You may purchase shares of the fund after reading this profile or you may request a prospectus to review before investing. If you purchase shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To purchase shares, fill out an application and mail it with a check to the address listed on the application. You may also purchase shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID.
The minimum initial investment amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250 and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ. Selling Shares
You may redeem all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
When you sell your shares, you will pay a 0.75% short-term trading fee if you have held your shares for less than 90 days.
Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Tim Krochuk is manager of TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design and TouchTone Xpress are registered trademarks of FMR Corp.

F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY STOCK SELECTOR







[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.
(registered trademark)
82 Devonshire Street, Boston, MA 02109
FSS-profile-1098
[Insert item Code number]



INVESTMENT SUMMARY
INVESTMENT OBJECTIVE.  Stock Selector seeks capital growth.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using computer-aided, quantitative analysis of historical earnings, dividend yield, earnings per share and other factors supported by fundamental research to select investments. PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.








YEAR-BY-YEAR RETURNS
STOCK SELECTOR

CALENDAR YEARS  1991  1992  1993  1994  1995  1996  1997

                %     %     %     %     %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIODS SHOWN IN THE CHART FOR STOCK SELECTOR, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER],
[YEAR]) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).


AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 1998  PAST 1  PAST 5  LIFE OF FUNDA
                                          YEAR    YEARS

STOCK SELECTOR                             %       %       %

S&P 500(REGISTERED TRADEMARK)              %       %       %

LIPPER GROWTH FUNDS AVERAGE                %       %       %

A From January 1, 1991.
Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES AND REINVESTED DISTRIBUTIONS  NONE

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                    NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)     $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                        %

DISTRIBUTION (12B-1) FEE              NONE

OTHER EXPENSES                        %

TOTAL ANNUAL FUND OPERATING EXPENSES  %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may purchase shares of the fund after reading this profile or you may request a prospectus to review before investing. If you purchase shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To purchase shares, fill out an application and mail it with a check to the address listed on the application. You may also purchase shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID.
The minimum initial investment amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250 and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ. Selling Shares
You may redeem all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Brad Lewis is Vice President and manager of Stock Selector, which he has managed since September 1990. He also manages other Fidelity funds. Mr. Lewis joined Fidelity in 1985.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design and TouchTone Xpress are registered trademarks of FMR Corp.

F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)
FIDELITY VALUE FUND





[DATE_____________________]
This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(Registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.
(registered trademark)
82 Devonshire Street, Boston, MA 02109
[Item Code]
VAL-profile-1098
INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Value Fund seeks capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Investing in securities of companies that possess valuable fixed assets or that FMR believes are undervalued in the marketplace.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.
YEAR-BY-YEAR RETURNS

VALUE FUND

CALENDAR YEARS  1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR VALUE FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [_______],) AND THE LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING [_______]).
AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 1998   PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

VALUE FUND                                  %       %       %

STANDARD & POOR'S 500                       %       %       %

(S&P 500)(REGISTERED TRADEMARK)             %       %       %

LIPPER CAPITAL APPRECIATION FUNDS AVERAGE   %       %       %

S&P 500 is a market capitalization-weighted index of common stocks. Lipper Capital Appreciation Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives. Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher then the expenses actually paid by the fund as a result of the payment or reduction of certain expenses] during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00




FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $


Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ. Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ORDINARY INCOME. The fund's distributions of long-term capital gains are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
Fund Management
FMR is the fund's MANAGER.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Value Fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Value Fund.
Rich Fentin is a Senior Vice President and manager of Value Fund, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1979, Mr. Fentin has worked as an analyst, portfolio assistant for Magellan and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Express are registered trademarks of FMR Corp.
F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i))
FIDELITY
CAPITAL APPRECIATION
FUND



[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
________________ CAF-PROFILE-1098
(REGISTERED TRADEMARK)

















Investment Summary
INVESTMENT OBJECTIVE. Capital Appreciation Fund seeks capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.
 YEAR-BY-YEAR RETURNS

CAPITAL APPRECIATION

                      1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                      %     %     %     %     %     %     %     %     %     %





PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR CAPITAL APPRECIATION, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR
A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]). AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30,1998    PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

CAPITAL APPRECIATION                        %       %       %

S&P 500                                     %       %       %

LIPPER CAPITAL APPRECIATION FUNDS AVERAGE   %       %       %

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
Lipper Capital Appreciation Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00


FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total fund operating expenses would have been __% for Capital Appreciation.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ. Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
Distributions and Taxes
The fund normally pays dividends and capital gains distributions in
December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Harry Lange is Vice President and manager of Capital Appreciation, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans
Fidelity, Fidelity Investments & (Pyramid) Design and TouchTone Xpress are registered trademarks of FMR Corp.
====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or Business
Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign  Investment Amount  Investment Frequency         (month,
to Fund (Spartan minimum:  (check one)                   day,
(from   $500; Non-Spartan                                year)
Section minimum: $100)
3)
__A.    $____,______.____  _Monthly _Quarterly beginning _____
__B.    $____,______.____  _Monthly _Quarterly beginning _____
__C.    $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit
This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity
This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your
Fidelity and bank accounts.                          [F3]

Telephone Redemptions & Exchanges
You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting
_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.
By signing this application, I certify that:
(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.
(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.
(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.
(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner. (bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)
(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.
                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject the the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:
1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."
2 This card supersedes any card already on file for the same T Master Account or fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.